Consolidated Statements of Cash Flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Statement [Line Items]
Profit for the year	₨ 1,531,862	$ 20,838	₨ 705,377	₨ 1,068,703
Adjustments for:
Depreciation and amortization	2,835,632	38,578	2,290,777	1,533,912
(Gain) / loss on sale of property, plant and equipment	(1,352)	(18)	10,158	(7,218)
Deposits/Advances no longer payable written back		0	43,957
Provision for doubtful receivables/ advances	755,495	10,278	479,747	536,290
Stock compensation expense	40,051	545	46,372	4,835
Net finance (income) / expense	790,337	10,752	860,256	682,030
Unrealized (gain)/ loss on account of exchange differences	7,536	103	8,342	64,100
Amortization of leasehold prepayments	0	0	0	22,096
Tax expense	68,414	931	314,339	2,612
Cash flow from operating activities before working capital changes	6,027,975	82,009	4,759,325	3,907,360
Change in trade and other receivables	1,075,194	14,628	(289,830)	(2,182,564)
Change in inventories	(112,682)	(1,533)	413,258	(1,069,467)
Change in Contract Assets	8,598	117	17,521	23,916
Change in Contract Costs	26,037	354	11,020	(4,312)
Change in Contract Liabilities	(166,029)	(2,259)	140,378	261,094
Change in other assets	(33,812)	(460)	(561,037)	(158,442)
Change in trade and other payables	226,621	3,083	235,332	1,204,143
Change in employee benefits	21,921	298	17,888	26,874
Change in deferred income	0	0	0	0
Cash generated from operations	7,073,823	96,237	4,743,855	2,008,602
Income taxes (paid)/ refund received	(107,115)	(1,457)	298,963	(567,222)
Net cash from / (used in) operating activities	6,966,708	94,780	5,042,818	1,441,380
Cash flows from / (used in) investing activities
Acquisition of property, plant and equipment	(2,655,319)	(36,124)	(4,062,088)	(3,795,426)
Expenditure on intangible assets	(307,306)	(4,181)	(340,898)	(173,422)
Proceeds from sale of property, plant and equipment	1,352	18	11,242	7,318
Investments in corporate debt securities	(5,513)	(75)	0	(38,300)
Finance income received	141,584	1,926	164,012	26,148
Amount paid for acquisition of right of use assets	(793,410)	(10,794)	(98,587)	0
Net cash from / (used in) investing activities	(3,618,612)	(49,230)	(4,326,319)	(3,973,682)
Cash flows from / (used in) financing activities
Proceeds from issue of share capital (including share premium)	0	0	0	935,448
Proceeds from issue of shares on exercise of options (including share premium)	245,400	3,339	5,334	0
Proceeds from / (repayment) of borrowings (net)	1,565,118	21,293	1,488,903	3,133,845
Repayment of lease liabilities	(226,155)	(3,077)	(219,529)	0
Finance expenses paid	(965,990)	(13,142)	(1,047,185)	(707,937)
Proceeds from / (repayment of) finance lease liabilities	0	0	0	(89,086)
Payment of dividend and dividend distribution tax	0	0	(223,602)	(217,880)
Net cash from / (used in) financing activities	618,373	8,143	3,921	3,054,390
Net increase / (decrease) in cash and cash equivalents	3,966,469	53,962	720,420	522,088
Cash and cash equivalents on April 1	1,415,291	19,254	694,772	166,584
Effect of exchange fluctuations on cash held	(3,372)	(46)	100	6,100
Cash and cash equivalents on March 31	₨ 5,378,388	$ 73,170	₨ 1,415,291	₨ 694,772